Shareholder Report, Average Annual Return (Details) 191225_Chase Growth Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Chase Growth Fund Institutional Class
Average Annual Return, Percent	19.91%	16.52%	14.22%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
Lipper Multi Cap Growth Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Growth Fund Index
Average Annual Return, Percent	23.15%	11.99%	14.79%